Other Compensation and Benefits	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
Other Compensation and Benefits
Note 14—Other Compensation and Benefits
Compensation and benefits includes, but is not limited to, salaries, bonuses (discretionary awards and guaranteed amounts), severance and deferred compensation. In all instances, compensation expense is accrued over the requisite service period.
Deferred Compensation Programs
The Company has various deferred compensation plans. Some plans allow employees to defer cash payments for services performed in the past and some plans require future service. The Company recognizes compensation expense over the requisite service period. In addition, certain legacy plans required the Company to invest the deferred amounts into designated brokerage accounts at the employee’s discretion, while others allowed employees to make hypothetical investments in which their deferrals were deemed to be invested. The designated brokerage balances are reflected in Prepaid expenses and other assets on the Consolidated Statements of Financial Condition. The Company maintains company-owned life insurance policies which are designed to offset a portion of the liability for the hypothetical investments of these legacy plans. The cash surrender value of these life insurance policies is also included in Prepaid expenses and other assets on the Consolidated Statements of Financial Condition.
During the year ended December 31, 2019, the Company granted deferred compensation to certain U.S. partners. These awards total approximately $8.8 million and vest on various dates between January 1, 2022 and January 1, 2023 or earlier upon the occurrence of certain events. Forfeiture of unvested grants occurs in the event of involuntary termination, and payment is due on various dates between April 2022 and April 2023 or earlier upon the occurrence of certain events. Also, during the year ended December 31, 2019, the Company entered into deferred profit sharing arrangements with certain UK partners in the amount of $3.4 million. The deferred amounts will be paid to these UK partners on various dates, commencing on December 31, 2020 through April 15, 2023. No deferred compensation awards were granted during the years ended December 31, 2021 and 2020.
Deferred compensation liabilities will be paid at various intervals through 2023 and are presented within Deferred compensation programs on the Consolidated Statements of Financial Condition. During the year ended December 31, 2019, $0.9 million of deferred compensation awards were forfeited. There were no forfeitures during the years ended December 31, 2021 and 2020. Compensation expenses related to these deferred compensation plans was $1.1 million, $5.8 million and $5.5 million for the years ended December 31, 2021, 2020, and 2019, respectively, and are presented within Compensation and benefits in the Consolidated Statements of Operations.
Benefit Plans
Certain employees participate in employee benefit plans, which consists of defined contribution plans including (i) profit-sharing plans qualified under Section 401(k) of the Internal Revenue Code and (ii) a UK pension scheme for UK employees and (iii) a Germany pension plan for employees in Germany.
For the years ended December 31, 2021, 2020 and 2019, expenses related to the Company’s employee benefit plans were $5.0 million, $4.5 million, and $4.4 million, respectively, and are included in Compensation and benefits in the Consolidated Statements of Operations.
Separation and Termination Benefits
In the second quarter of 2020, the Company underwent a review of operations and headcount levels and the decision was made to reduce employee headcount. In conjunction with such reduction, affected employees were offered a combination of separation and transition benefits (the “termination cost”). The total termination cost was approximately $6.0 million which was included in Compensation and benefits in the Consolidated Statements of Operations for the year ended December 31, 2020. These termination costs were fully recognized once the service requirement of the affected employees was complete. The termination costs were substantially paid by December 31, 2020.